UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Symphony Credit Opportunities Fund

Portfolio of Investments	December 31, 2016 (Unaudited)

Shares	Description (1)				Value

	LONG-TERM INVESTMENTS – 94.4%

	COMMON STOCKS – 0.5%

	Diversified Consumer Services – 0.5%

180,828	Cengage Learning Holdings II LP, (2)				$2,802,834

10,050,485	Education Management Corporation, (2), (3)				1,005
	Total Diversified Consumer Services				2,803,839

	Media – 0.0%

9,292	Tribune Media Company, (4)				—

	Oil, Gas & Consumable Fuels – 0.0%

216,771	Cobalt International Energy, Inc., (2)				264,461

5,500	Comstock Resources Inc.				54,175

17	Energy and Exploration Partners, Inc., (2), (3)				5,950
	Total Oil, Gas & Consumable Fuels				324,586
	Total Common Stocks (cost $6,766,836)				3,128,425

Shares	Description (1)	Coupon		Ratings (5)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.0%

	Diversified Consumer Services – 0.0%

11,184	Education Management Corporation	7.500%		N/R	$112
	Total $25 Par (or similar) Retail Preferred (cost $26,272)				112

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	CONVERTIBLE BONDS – 0.2%

	Energy Equipment & Services – 0.2%

$1,424	Hornbeck Offshore Services Inc.	1.500%	9/01/19	CCC	$1,010,150

	Oil, Gas & Consumable Fuels – 0.0%

6,000	Energy and Exploration Partners Inc., 144A, (6)	8.000%	7/01/19	N/R	6,000
$7,424	Total Convertible Bonds (cost $5,888,487)				1,016,150

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	CORPORATE BONDS – 79.0%

	Aerospace & Defense – 0.1%

$605	Sequa Corporation, 144A	7.000%	12/15/17	CC	$332,750

	Airlines – 0.4%

2,250	American Airlines Group Inc., 144A	4.625%	3/01/20	BB–	2,278,125

NUVEEN	1

Nuveen Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	December 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Auto Components – 0.5%

$3,000	Adient Global Holdings Limited, 144A	4.875%	8/15/26	BB	$2,940,000

	Building Products – 0.2%

1,410	Builders FirstSource, Inc., 144A	5.625%	9/01/24	B+	1,417,050

	Chemicals – 0.7%

1,770	TPC Group Inc., 144A	8.750%	12/15/20	B3	1,495,650

1,900	Valvoline Finco Two LLC, 144A	5.500%	7/15/24	BB	1,966,500

825	Versum Materials, Inc., 144A	5.500%	9/30/24	BB–	843,563
4,495	Total Chemicals				4,305,713

	Commercial Services & Supplies – 2.0%

4,800	Cenveo Corporation, 144A	6.000%	8/01/19	B–	4,284,000

1,650	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	1,641,750

1,650	Ritchie Bros. Auctioneers Incorporated, 144A	5.375%	1/15/25	BB–	1,683,000

1,650	Tervita Escrow Corporation, 144A	7.625%	12/01/21	B2	1,683,000

3,000	West Corporation, 144A	5.375%	7/15/22	B+	2,898,750
12,750	Total Commercial Services & Supplies				12,190,500

	Communications Equipment – 3.5%

5,135	Avaya Inc., 144A	7.000%	4/01/19	B2	4,493,124

15,550	Avaya Inc., 144A	10.500%	3/01/21	CCC–	6,686,500

1,500	CommScope Inc., 144A	5.000%	6/15/21	B+	1,545,000

2,550	CommScope Inc., 144A	5.500%	6/15/24	B+	2,639,250

3,510	CommScope Technologies Finance LLC, 144A	6.000%	6/15/25	B+	3,720,600

2,000	Nortel Networks Limited, (6)	0.000%	7/15/11	N/R	1,945,000
30,245	Total Communications Equipment				21,029,474

	Construction & Engineering – 0.4%

2,250	Shea Homes LP, 144A	5.875%	4/01/23	BB-	2,193,750

	Construction Materials – 0.4%

2,250	Norbord Inc., 144A	6.250%	4/15/23	Ba2	2,328,750

	Consumer Finance – 1.2%

2,000	First Data Corporation, 144A	5.375%	8/15/23	BB	2,075,000

2,500	First Data Corporation, 144A	7.000%	12/01/23	B	2,662,500

2,350	First Data Corporation, 144A	5.000%	1/15/24	BB	2,362,501
6,850	Total Consumer Finance				7,100,001

	Containers & Packaging – 3.5%

4,670	Ardagh Packaging Finance PLC and Ardagh MP Holdings USA, Inc., 144A	4.625%	5/15/23	Ba3	4,611,625

4,000	BWAY Holding Company, 144A	9.125%	8/15/21	CCC	4,220,000

3,150	Cascades Inc., 144A	5.500%	7/15/22	BB–	3,197,250

1,890	Graphic Packaging International, Inc.	4.125%	8/15/24	BB+	1,804,950

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Containers & Packaging (continued)

$5,627	Reynolds Group, 144A	5.125%	7/15/23	B+	$5,718,438

1,750	Sealed Air Corporation, 144A	5.500%	9/15/25	BB	1,806,875
21,087	Total Containers & Packaging				21,359,138

	Diversified Consumer Services – 0.3%

2,250	Ahern Rentals Inc., 144A	7.375%	5/15/23	B-	1,890,000

	Diversified Financial Services – 1.2%

3,825	MSCI Inc., 144A	4.750%	8/01/26	BB+	3,791,530

3,150	Nationstar Mortgage LLC Capital Corporation	6.500%	8/01/18	B+	3,201,188
6,975	Total Diversified Financial Services				6,992,718

	Diversified Telecommunication Services – 2.1%

23,500	IntelSat Limited	8.125%	6/01/23	Ca	7,343,750

1,750	Level 3 Financing Inc.	6.125%	1/15/21	BB	1,815,625

2,000	Level 3 Financing Inc.	5.375%	8/15/22	BB	2,065,000

1,455	Level 3 Financing Inc.	5.125%	5/01/23	BB	1,460,456
28,705	Total Diversified Telecommunication Services				12,684,831

	Electric Utilities – 0.8%

5,000	RJS Power Holdings LLC, 144A	4.625%	7/15/19	B+	4,737,500

	Electrical Equipment – 0.2%

1,325	EnerSys, 144A	5.000%	4/30/23	BB+	1,331,625

	Energy Equipment & Services – 0.2%

1,300	Nabors Industries Inc., 144A	5.500%	1/15/23	BBB-	1,353,625

	Equity Real Estate Investment Trusts – 2.3%

5,600	Communications Sales & Leasing Inc., 144A	6.000%	4/15/23	BB+	5,782,000

2,775	Gaming and Leisure Products Inc., GLP Capital LP Financing II Inc.	5.375%	4/15/26	BB+	2,894,048

1,250	iStar Inc.	4.875%	7/01/18	B+	1,248,438

4,000	iStar Inc.	5.000%	7/01/19	B+	4,015,000
13,625	Total Equity Real Estate Investment Trusts				13,939,486

	Food & Staples Retailing – 3.3%

3,625	Albersons Cos LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC, 144A	6.625%	6/15/24	B+	3,779,063

2,695	Performance Food Group, Incorporated, 144A	5.500%	6/01/24	BB–	2,715,213

9,625	Rite Aid Corporation, 144A	6.125%	4/01/23	B	10,346,875

1,600	Rite Aid Corporation	9.250%	3/15/20	B	1,660,000

1,200	Rite Aid Corporation	6.750%	6/15/21	B	1,260,000
18,745	Total Food & Staples Retailing				19,761,151

	Food Products – 1.4%

1,650	AdvancePierre Foods Holdings, Inc., 144A	5.500%	12/15/24	B–	1,665,477

1,800	Pinnacle Foods Finance LLC	5.875%	1/15/24	B+	1,908,000

NUVEEN	3

Nuveen Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	December 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Food Products (continued)

$1,800	Treehouse Foods Inc., 144A	6.000%	2/15/24	BB	$1,885,500

3,000	WhiteWave Foods Company	5.375%	10/01/22	BB–	3,285,000
8,250	Total Food Products				8,743,977

	Health Care Equipment & Supplies – 0.7%

850	AMN Healthcare, Inc., 144A	5.125%	10/01/24	Ba3	847,875

3,500	Tenet Healthcare Corporation	5.000%	3/01/19	B–	3,412,500
4,350	Total Health Care Equipment & Supplies				4,260,375

	Health Care Providers & Services – 3.4%

1,800	Centene Corporation	5.625%	2/15/21	BB	1,892,520

2,000	Envision Healthcare Corporation, 144A	5.125%	7/01/22	B	1,992,500

1,425	HCA Inc.	5.875%	2/15/26	BB	1,467,750

2,250	HCA Inc.	5.250%	6/15/26	BBB–	2,325,938

2,365	HealthSouth Corporation	5.750%	11/01/24	B+	2,394,562

7,500	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	6,525,000

3,600	Surgical Care Affiliates Inc., 144A	6.000%	4/01/23	B–	3,717,000
20,940	Total Health Care Providers & Services				20,315,270

	Hotels, Restaurants & Leisure – 4.6%

1,865	Boyd Gaming Corporation, 144A	6.375%	4/01/26	B+	2,008,605

940	Hilton Domestic Operating Company Inc., 144A	4.250%	9/01/24	BB+	911,800

3,550	Interval Acquisition Corporation	5.625%	4/15/23	BB–	3,621,000

3,100	KFC Holding Co/ Pizza Hut Holdings LLC/ Taco Bell of America LLC, 144A	5.000%	6/01/24	BB	3,165,875

3,775	MGP Escrow Issuer LLC, 144A	5.625%	5/01/24	BB–	3,954,313

17,000	Scientific Games International Inc.	6.625%	5/15/21	CCC+	14,365,000
30,230	Total Hotels, Restaurants & Leisure				28,026,593

	Household Durables – 1.6%

2,000	KB Home	4.750%	5/15/19	B+	2,040,000

1,950	KB Home	7.000%	12/15/21	B+	2,057,250

1,600	Tempur Sealy International, Inc.	5.500%	6/15/26	BB	1,608,000

4,000	Tri Pointe Holdings Inc.	4.375%	6/15/19	BB–	4,070,000
9,550	Total Household Durables				9,775,250

	Household Products – 0.5%

1,300	Revlon Consumer Products	5.750%	2/15/21	B	1,306,500

1,500	Sprectum Brands Inc.	5.750%	7/15/25	BB	1,556,250
2,800	Total Household Products				2,862,750

	Insurance – 0.3%

2,000	Fidelity & Guaranty Life Holdings Inc., 144A	6.375%	4/01/21	BB–	1,990,000

	Internet and Direct Marketing Retail – 0.6%

3,400	Netflix Incorporated	5.500%	2/15/22	B+	3,663,500

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Internet Software & Services – 0.4%

$2,500	Sabre GLBL Inc., 144A	5.375%	4/15/23	Ba2	$2,550,000

	IT Services – 1.2%

4,000	CDW LLC Finance	5.500%	12/01/24	BB–	4,090,000

2,900	NeuStar Inc.	4.500%	1/15/23	B	2,965,250
6,900	Total IT Services				7,055,250

	Leisure Products – 0.1%

500	Party City Holdco Inc., 144A	6.125%	8/15/23	B–	522,500

	Machinery – 0.3%

1,750	Cleaver-Brooks Inc., 144A	8.750%	12/15/19	B	1,822,188

	Marine – 0.4%

3,020	Teekay Offshore Partners LP/Teekay Offshore Finance Corporation	6.000%	7/30/19	N/R	2,536,800

	Media – 10.7%

3,000	Affinion Group Inc.	7.875%	12/15/18	CCC–	2,610,000

1,790	Altice US Finance I Corporation, 144A	5.375%	7/15/23	BB–	1,857,125

1,800	Cable One Inc., 144A	5.750%	6/15/22	BB	1,854,000

2,375	CCO Holdings LLC Finance Corporation, 144A	5.125%	5/01/23	BB+	2,446,250

570	CCO Holdings LLC Finance Corporation, 144A	5.750%	2/15/26	BB+	589,950

1,500	CCO Holdings LLC Finance Corporation, 144A	5.500%	5/01/26	BB+	1,530,000

4,000	Cequel Communication Holdings I, 144A	5.125%	12/15/21	B–	4,070,000

8,000	Clear Channel Communications, Inc.	10.000%	1/15/18	CC	5,960,000

30,702	Clear Channel Communications, Inc., PIK	14.000%	2/01/21	CC	11,705,282

1,000	Clear Channel Communications, Inc.	11.250%	3/01/21	Caa1	762,500

3,500	Clear Channel Communications, Inc.	9.000%	3/01/21	Caa1	2,590,000

500	Clear Channel Worldwide	7.625%	3/15/20	B–	480,000

1,500	Dish DBS Corporation	5.875%	7/15/22	Ba3	1,578,750

1,500	Dish DBS Corporation	5.000%	3/15/23	Ba3	1,492,500

1,925	Dish DBS Corporation	7.750%	7/01/26	Ba3	2,170,438

1,890	Gray Television Inc., 144A	5.125%	10/15/24	B+	1,828,575

1,800	Lamar Media Corporation	5.750%	2/01/26	Ba1	1,894,500

2,125	LIN Television Corporation	5.875%	11/15/22	B+	2,162,188

1,000	Mediacom LLC	7.250%	2/15/22	B+	1,030,000

2,875	Midcontinent Communications Finance Company, 144A	6.250%	8/01/21	B+	3,011,562

1,890	Nexstar Escrow Corporation, 144A	5.625%	8/01/24	B+	1,875,825

2,500	Regal Entertainment Group	5.750%	3/15/22	B+	2,618,750

1,800	Sinclair Television Group, 144A	5.875%	3/15/26	B+	1,804,500

1,890	Sinclair Television Group, 144A	5.125%	2/15/27	B+	1,795,500

1,800	Sirius XM Radio Inc., 144A	5.375%	4/15/25	BB	1,791,000

750	Virgin Media Finance PLC, 144A	6.000%	10/15/24	B	772,500

NUVEEN	5

Nuveen Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	December 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Media (continued)

$2,300	Virgin Media Secured Finance, 144A	5.250%	1/15/26	BB+	$2,271,250
86,282	Total Media				64,552,945

	Metals & Mining – 0.2%

1,250	Hudbay Minerals, Inc., 144A	7.250%	1/15/23	B	1,293,750

	Mortgage Real Estate Investment Trusts – 0.3%

1,875	Starwood Property Trust, 144A	5.000%	12/15/21	BB–	1,900,125

	Multiline Retail – 1.4%

2,700	Albertsons Cos LLC/Safeway Inc./New Albertron’s Inc./Albertson’s LLC, 144A	5.750%	3/15/25	B+	2,673,000

5,725	Dollar Tree, Inc.	5.750%	3/01/23	BB	6,061,745
8,425	Total Multiline Retail				8,734,745

	Oil, Gas & Consumable Fuels – 9.8%

2,650	Alta Mesa Holdings Finance, 144A	7.875%	12/15/24	B–	2,742,750

4,545	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	4,045,050

1,890	Callon Petroleum Company, 144A	6.125%	10/01/24	B+	1,946,700

3,613	Cobalt International Energy, Inc.	10.750%	12/01/21	N/R	3,484,739

4,225	Cobalt International Energy, Inc.	7.750%	12/01/23	N/R	2,344,875

2,000	Comstock Resources Inc.	10.000%	3/15/20	B3	2,050,000

2,770	Denbury Resources Inc.	5.500%	5/01/22	CCC+	2,416,825

3,760	Diamondback Energy Inc., 144A	4.750%	11/01/24	BB–	3,684,800

2,000	Everest Acquisition LLC Finance	9.375%	5/01/20	CCC+	1,843,740

5,600	FTS International Inc., 144A	8.350%	6/15/20	B	5,600,000

2,145	Halcon Resources Corporation. `, 144A	12.000%	2/15/22	B–	2,338,050

1,900	Holly Energy Partners LP, 144A	6.000%	8/01/24	BB	1,980,750

3,000	Linn Energy LLC Finance Corporation	6.250%	11/01/19	N/R	1,267,500

2,350	Murphy Oil Corporation	6.875%	8/15/24	BBB–	2,502,750

1,000	NGL Energy Partners LP/Fin Co	5.125%	7/15/19	BB–	992,500

2,685	Oasis Petroleum Inc.	6.875%	3/15/22	B+	2,752,125

1,500	Parsley Energy LLC Finance Corporation, 144A	6.250%	6/01/24	B+	1,578,450

1,890	PDC Energy, Inc., 144A	6.125%	9/15/24	B+	1,932,525

1,000	PetroBakken Energy Limited, 144A, (6)	8.625%	2/01/20	N/R	45,000

1,140	Rex Energy Corporation	1.000%	10/01/20	N/R	592,800

8,000	Sanchez Energy Corporation	6.125%	1/15/23	B–	7,600,000

950	SM Energy Company	6.750%	9/15/26	B+	978,500

2,660	Whiting Petroleum Corporation	5.000%	3/15/19	BB–	2,670,401

2,000	Whiting Petroleum Corporation	5.750%	3/15/21	BB–	1,991,680
65,273	Total Oil, Gas & Consumable Fuels				59,382,510

	Paper & Forest Products – 0.2%

950	Louisiana Pacific Corporation	4.875%	9/15/24	BB	921,500

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Pharmaceuticals – 1.4%

$7,000	JLL Delta Dutch Newco BV, 144A	7.500%	2/01/22	B–	$7,402,500

800	Prestige Brands Inc., 144A	6.375%	3/01/24	B	840,000
7,800	Total Pharmaceuticals				8,242,500

	Professional Services – 1.2%

2,250	IHS Markit Limited, 144A	5.000%	11/01/22	BBB	2,334,375

4,750	Nielsen Finance LLC Co, 144A	5.000%	4/15/22	BB+	4,833,125
7,000	Total Professional Services				7,167,500

	Semiconductors & Semiconductor Equipment – 2.0%

2,756	Advanced Micro Devices, Inc.	7.500%	8/15/22	CCC+	2,983,370

8,575	Advanced Micro Devices, Inc.	7.000%	7/01/24	CCC+	8,896,563
11,331	Total Semiconductors & Semiconductor Equipment				11,879,933

	Software – 4.9%

15,740	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	14,707,062

7,070	Boxer Parent Company Inc./BMC Software, 144A, PIK	9.000%	10/15/19	CCC+	6,628,125

6,550	Infor Software Parent LLC and Infor Software Parent Inc., 144A, PIK	7.125%	5/01/21	CCC+	6,713,750

1,700	SS&C Technologies Holdings, Inc.	5.875%	7/15/23	B+	1,761,625
31,060	Total Software				29,810,562

	Specialty Retail – 0.7%

1,744	Chino Intermediate Holdings A Inc., 144A, PIK	7.750%	5/01/19	Ca	715,172

3,000	Claires Stores, Inc., 144A	9.000%	3/15/19	CCC–	1,515,000

1,860	Penske Automotive Group, Inc.	5.500%	5/15/26	B+	1,836,750
6,604	Total Specialty Retail				4,066,922

	Technology Hardware, Storage & Peripherals – 1.4%

4,625	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A	5.450%	6/15/23	BBB–	4,900,908

3,100	Western Digital Corporation, 144A	7.375%	4/01/23	BBB–	3,410,000
7,725	Total Technology Hardware, Storage & Peripherals				8,310,908

	Textiles, Apparel & Luxury Goods – 0.2%

2,225	Gymboree Corporation, Term Loan	9.125%	12/01/18	Ca	1,012,375

	Trading Companies & Distributors – 0.6%

1,425	BMC East LLC, 144A	5.500%	10/01/24	BB–	1,421,438

860	HD Supply Inc., 144A	5.750%	4/15/24	B	907,902

1,320	Rexel SA, 144A	5.250%	6/15/20	BB	1,359,600
3,605	Total Trading Companies & Distributors				3,688,940

	Transportation Infrastructure – 1.2%

8,950	CEVA Group PLC, 144A	7.000%	3/01/21	B2	7,204,750

	Wireless Telecommunication Services – 4.0%

1,900	Hughes Satellite Systems Corporation, 144A	5.250%	8/01/26	BBB–	1,862,000

NUVEEN	7

Nuveen Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	December 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Wireless Telecommunication Services (continued)

$3,600	Sprint Communications Inc.	7.000%	8/15/20	B+	$3,816,396

5,550	Sprint Corporation	7.875%	9/15/23	B+	5,924,625

2,650	Syniverse Holdings Inc.	9.125%	1/15/19	CCC+	2,318,750

2,900	T-Mobile USA Inc.	6.731%	4/28/22	BB	3,030,500

3,500	T-Mobile USA Inc.	6.625%	4/01/23	BB	3,710,000

900	T-Mobile USA Inc.	6.836%	4/28/23	BB	964,125

2,200	UPCB Finance Limited, 144A	5.375%	1/15/25	BB	2,216,500
23,200	Total Wireless Telecommunication Services				23,842,896
$534,862	Total Corporate Bonds (cost $522,760,004)				476,303,501

Principal Amount (000)	Description (1)	Coupon (7)	Maturity (8)	Ratings (5)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 14.7% (7)

	Aerospace & Defense – 0.7%

$4,014	Sequa Corporation, Term Loan B	5.250%	6/19/17	CCC–	$3,841,811

	Commercial Services & Supplies – 1.3%

839	Education Management LLC, Tranche A, Term Loan	5.500%	7/02/20	N/R	211,012

1,568	Education Management LLC, Tranche B, Term Loan	8.500%	7/02/20	N/R	76,836

3,617	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	3,466,331

3,990	Protection One, Inc., Term Loan, First Lien	4.250%	5/02/22	BB–	4,056,086
10,014	Total Commercial Services & Supplies				7,810,265

	Communications Equipment – 1.0%

624	Avaya, Inc., Term Loan B7	6.250%	5/29/20	B2	543,484

6,287	Avaya, Inc., Term Loan B3	5.390%	10/26/17	B2	5,521,091
6,911	Total Communications Equipment				6,064,575

	Diversified Consumer Services – 0.5%

2,550	Cengage Learning Acquisitions, Inc., Term Loan B	5.250%	6/07/23	BB–	2,481,598

422	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	BB–	423,631

110	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B–	108,966
3,082	Total Diversified Consumer Services				3,014,195

	Electric Utilities – 0.3%

265	Texas Competitive Electric Holdings LLC, Exit Term Loan C	5.000%	8/04/23	BB+	268,200

1,160	Texas Competitive Electric Holdings LLC, Exit Term Loan B	5.000%	8/04/23	BB+	1,171,235
1,425	Total Electric Utilities				1,439,435

	Energy Equipment & Services – 0.0%

108	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	Caa2	70,579

	Equity Real Estate Investment Trusts – 0.8%

4,802	Communications Sales & Leasing, Inc., Term Loan B	4.500%	10/24/22	BB+	4,864,454

8	NUVEEN

Principal Amount (000)	Description (1)	Coupon (7)	Maturity (8)	Ratings (5)	Value

	Food Products – 1.1%

$5,970	US Foods, Inc., Term Loan B	3.770%	6/27/23	BB–	$6,035,031

865	Wilton Products, Inc., Tranche B, Term Loan	8.500%	8/30/18	CCC+	822,728
6,835	Total Food Products				6,857,759

	Health Care Equipment & Supplies – 0.4%

1,945	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/09/19	B–	1,619,451

743	Sterigenics International, Inc., Term Loan B	4.250%	5/16/22	B1	748,073
2,688	Total Health Care Equipment & Supplies				2,367,524

	Internet Software & Services – 1.6%

9,334	Tibco Software, Inc., Term Loan B	6.500%	12/04/20	B1	9,384,274

	IT Services – 0.5%

2,985	WEX, Inc., Term Loan B	4.270%	6/30/23	BB–	3,028,444

	Media – 1.4%

814	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	797,674

5,170	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	Caa1	5,099,313

1,000	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	Caa1	725,000

2,612	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B3	1,719,406
9,596	Total Media				8,341,393

	Oil, Gas & Consumable Fuels – 1.4%

35	Energy and Exploration Partners, Term Loan, Second Lien	5.000%	5/13/22	N/R	19,300

1,263	Fieldwood Energy LLC, Term Loan, First Lien, (DD1)	8.000%	8/31/20	B2	1,212,060

1,015	Fieldwood Energy LLC, Term Loan, Second Lien, (DD1)	8.375%	9/30/20	CCC–	725,836

2,323	Fieldwood Energy LLC, Term Loan, Second Lien, (DD1)	8.375%	9/30/20	B–	2,009,462

2,478	Harvey Gulf International Marine, Inc., Term Loan B	5.470%	6/18/20	CCC+	1,955,264

3,945	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	CCC+	2,728,851
11,059	Total Oil, Gas & Consumable Fuels				8,650,773

	Semiconductors & Semiconductor Equipment – 0.3%

1,746	On Semiconductor Corp., Term Loan B, First Lien	4.020%	3/31/23	Ba1	1,768,657

	Software – 0.5%

2,985	Blackboard, Inc., Term Loan B4	6.000%	6/30/21	B1	3,002,629

	Specialty Retail – 0.5%

2,985	Petco Animal Supplies, Inc. Term Loan B1	5.000%	1/26/23	B1	3,011,702

	Technology Hardware, Storage & Peripherals – 1.7%

8,121	Dell International LLC, Term Loan B	4.020%	9/07/23	BBB–	8,269,526

2,093	Diebold, Inc., Term Loan B	5.250%	11/06/23	Ba2	2,130,073
10,214	Total Technology Hardware, Storage & Peripherals				10,399,599

	Textiles, Apparel & Luxury Goods – 0.2%

2,572	Gymboree Corporation, Term Loan	5.000%	2/23/18	CCC+	1,383,583

NUVEEN	9

Nuveen Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	December 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (7)	Maturity (8)	Ratings (5)	Value

	Transportation Infrastructure – 0.3%

$120	Ceva Group PLC, Canadian Term Loan	6.500%	3/19/21	B2	$98,560

963	Ceva Group PLC, US Term Loan	6.500%	3/19/21	B2	788,480

681	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	3/19/21	B2	557,409

698	Ceva Group PLC, Dutch B.V., Term Loan	6.500%	3/19/21	B2	571,648
2,462	Total Transportation Infrastructure				2,016,097

	Wireless Telecommunication Services – 0.2%

783	Syniverse Holdings, Inc., Initial Term Loan B, First Lien	4.000%	4/23/19	B	689,240

435	Syniverse Technologies, Inc., Tranche B, Term Loan	4.000%	4/23/19	B	382,893
1,218	Total Wireless Telecommunication Services				1,072,133
$97,035	Total Variable Rate Senior Loan Interests (cost $94,630,440)				88,389,881
	Total Long-Term Investments (cost $630,072,039)				568,838,069

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 3.7%

	REPURCHASE AGREEMENTS – 3.7%

$22,477	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/16, repurchase price $22,477,245, collateralized by $22,120,000 U.S. Treasury Notes, 0.125%, due 1/15/23, value $22,928,641	0.030%	1/03/17		$22,477,170
	Total Short-Term Investments (cost $22,477,170)				22,477,170
	Total Investments (cost $652,549,209) – 98.1%				591,315,239
	Other Assets Less Liabilities – 1.9%				11,381,809
	Net Assets – 100%				$602,697,048

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$3,121,470	$6,955	$ —*	$3,128,425
$25 Par (or similar) Retail Preferred	—	112	—	112
Convertible Bonds	—	1,016,150	—	1,016,150
Corporate Bonds	—	476,303,501	—	476,303,501
Variable Rate Senior Loan Interests	—	88,389,881	—	88,389,881

10	NUVEEN

	Level 1	Level 2	Level 3	Total
Short-Term Investments:
Repurchase Agreements	$—	$22,477,170	$ —	$22,477,170
Total	$3,121,470	$588,193,769	$ —*	$591,315,239
*	Value equals zero as of the end of the reporting period.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2016, the cost of investments was $655,873,205.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2016, were as follows:

Gross unrealized:
Appreciation	$17,512,170
Depreciation	(82,070,136)
Net unrealized appreciation (depreciation) of investments	$(64,557,966)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(7)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(8)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(DD1)	Portion of investment purchased on a delayed delivery basis.

PIK	All or a portion of this security is payment-in-kind.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

NUVEEN	11

Nuveen Symphony Floating Rate Income Fund

Portfolio of Investments	December 31, 2016 (Unaudited)

Shares	Description (1)				Value

	LONG-TERM INVESTMENTS – 92.9%

	COMMON STOCKS – 0.2%

	Diversified Consumer Services – 0.1%

90,494	Cengage Learning Holdings II LP, (2)				$1,402,657

3,472,418	Education Management Corporation, (2), (3)				347
	Total Diversified Consumer Services				1,403,004

	Energy Equipment & Services – 0.1%

53,072	C&J Energy Services Limited, (2), (8)				720,760

2,052	Vantage Drill International, (2), (3)				207,252
	Total Energy Equipment & Services				928,012

	Health Care Providers & Services – 0.0%

101,078	Millennium Health LLC, (2)				117,928

	Oil, Gas & Consumable Fuels – 0.0%

110	Energy and Exploration Partners, Inc., (2), (3)				38,500

64	Southcross Holdings Borrower LP, (2)				21,973
	Total Oil, Gas & Consumable Fuels				60,473
	Total Common Stocks (cost $9,953,043)				2,509,417

Shares	Description (1)	Coupon		Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.0%

	Diversified Consumer Services – 0.0%

3,863	Education Management Corporation	7.500%		N/R	$38
	Total $25 Par (or similar) Retail Preferred (cost $9,362)				38

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 11.5%

	Commercial Services & Supplies – 0.2%

$2,400	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	$2,388,000

	Communications Equipment – 0.2%

160	Avaya Inc., 144A	7.000%	4/01/19	B2	140,000

3,950	Avaya Inc., 144A	10.500%	3/01/21	CCC–	1,698,500
4,110	Total Communications Equipment				1,838,500

	Diversified Telecommunication Services – 1.5%

50	Frontier Communications Corporation	6.250%	9/15/21	BB	47,375

2,678	Inelsat Connect Finance SA, 144A	12.500%	4/01/22	CC	1,646,939

485	IntelSat Limited	6.750%	6/01/18	Ca	392,850

1,981	IntelSat Limited	7.750%	6/01/21	Ca	648,778

12	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Diversified Telecommunication Services (continued)

$6,700	IntelSat Limited	8.125%	6/01/23	Ca	$2,093,750

5,000	Level 3 Financing Inc., (WI/DD)	5.375%	8/15/22	BB	5,162,500

5,500	Neptune Finco Corporation, 144A	10.125%	1/15/23	B+	6,352,500
22,394	Total Diversified Telecommunication Services				16,344,692

	Health Care Equipment & Supplies – 0.3%

3,500	Tenet Healthcare Corporation	6.000%	10/01/20	BB–	3,648,750

	Health Care Providers & Services – 0.3%

4,500	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	3,915,000

	Hotels, Restaurants & Leisure – 1.3%

5,530	MGM Resorts International Inc.	6.750%	10/01/20	BB	6,152,124

3,000	MGM Resorts International Inc.	7.750%	3/15/22	BB	3,450,000

4,700	Scientific Games International Inc.	10.000%	12/01/22	B–	4,676,500
13,230	Total Hotels, Restaurants & Leisure				14,278,624

	Media – 3.0%

1,000	CCO Holdings LLC Finance Corporation	5.750%	9/01/23	BB+	1,045,000

3,000	Cequel Communications Holding I LLC Capital, 144A	6.375%	9/15/20	B–	3,090,000

200	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation	3.579%	7/23/20	BBB–	203,905

7,091	Clear Channel Communications, Inc.	9.000%	12/15/19	Caa1	5,796,893

5,250	Clear Channel Communications, Inc.	9.000%	3/01/21	Caa1	3,885,000

17,925	Clear Channel Communications, Inc., PIK	14.000%	2/01/21	CC	6,833,739

6,000	Dish DBS Corporation, (WI/DD)	5.125%	5/01/20	Ba3	6,210,000

6,500	Dish DBS Corporation	5.875%	11/15/24	Ba3	6,688,500
46,966	Total Media				33,753,037

	Oil, Gas & Consumable Fuels – 0.6%

2,385	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	2,122,650

2,000	Denbury Resources Inc.	5.500%	5/01/22	CCC+	1,745,000

2,400	FTS International Inc., 144A	8.350%	6/15/20	B	2,400,000
6,785	Total Oil, Gas & Consumable Fuels				6,267,650

	Semiconductors & Semiconductor Equipment – 0.2%

771	Advanced Micro Devices, Inc.	7.500%	8/15/22	CCC+	834,608

1,860	Advanced Micro Devices, Inc.	7.000%	7/01/24	CCC+	1,929,750
2,631	Total Semiconductors & Semiconductor Equipment				2,764,358

	Software – 1.1%

6,000	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	5,606,250

1,000	Boxer Parent Company Inc./BMC Software, 144A, PIK	9.000%	10/15/19	CCC+	937,500

5,500	Emdeon Inc.	11.000%	12/31/19	CCC+	5,678,750
12,500	Total Software				12,222,500

NUVEEN	13

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	December 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Wireless Telecommunication Services – 2.8%

$3,000	Sprint Capital Corporation	6.900%	5/01/19	B+	$3,176,250

12,000	Sprint Communications Inc.	7.000%	8/15/20	B+	12,721,320

2,000	Sprint Corporation	7.250%	9/15/21	B+	2,125,000

1,000	Sprint Corporation	7.875%	9/15/23	B+	1,067,500

2,000	T-Mobile USA Inc., (WI/DD)	6.464%	4/28/19	BB	2,035,000

2,000	T-Mobile USA Inc., (WI/DD)	6.542%	4/28/20	BB	2,060,000

4,750	T-Mobile USA Inc.	6.250%	4/01/21	BB	4,940,000

275	T-Mobile USA Inc.	6.731%	4/28/22	BB	287,375

2,000	T-Mobile USA Inc.	6.000%	3/01/23	BB	2,112,500

1,250	T-Mobile USA Inc.	6.625%	4/01/23	BB	1,325,000

275	T-Mobile USA Inc.	6.836%	4/28/23	BB	294,594
30,550	Total Wireless Telecommunication Services				32,144,539
$149,566	Total Corporate Bonds (cost $145,616,517)				129,565,650

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (6)	Ratings (4)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 81.2% (5)

	Aerospace & Defense – 1.7%

$2,674	B/E Aerospace, Inc., Term Loan B	3.893%	12/16/21	BB+	$2,690,931

3,000	Digital Globe, Inc., Term Loan B	3.508%	12/22/23	BB+	3,026,250

2,500	Leidos Holdings, Inc., Term Loan B	3.520%	8/16/23	BBB–	2,525,625

4,777	Sequa Corporation, Term Loan B	5.250%	6/19/17	CCC–	4,572,989

6,582	Transdigm, Inc., Tranche D, Term Loan, (DD1)	3.983%	6/04/21	Ba2	6,635,346
19,533	Total Aerospace & Defense				19,451,141

	Air Freight & Logistics – 0.6%

796	Americold Realty Operating Partnership, Term Loan B	5.750%	12/01/22	N/R	807,940

1,000	PAE Holding Corporation, Term Loan B	6.500%	10/20/22	B+	1,010,000

4,366	XPO Logistics, Inc., Refinanced Term Loan B2, First Lien, (DD1)	4.250%	11/01/21	Ba1	4,427,365
6,162	Total Air Freight & Logistics				6,245,305

	Airlines – 1.2%

5,974	American Airlines, Inc., Term Loan B, First Lien, (DD1)	3.256%	6/29/20	BB+	6,012,062

7,801	American Airlines, Inc., Term Loan B, (DD1)	3.250%	12/14/23	BB+	7,847,171
13,775	Total Airlines				13,859,233

	Auto Components – 0.1%

1,542	American Tire Distributors, Inc., Term Loan, First Lien	5.250%	9/01/21	B–	1,537,916

	Automobiles – 1.0%

2,668	Chrysler Group LLC, Tranche B, Term Loan, (DD1)	3.270%	12/31/18	BBB–	2,677,808

5,768	Formula One Group, Term Loan, First Lien, (DD1)	5.068%	7/30/21	B	5,831,015

2,600	Formula One Group, Term Loan, Second Lien, (DD1)	8.068%	7/29/22	CCC+	2,626,000
11,036	Total Automobiles				11,134,823

14	NUVEEN

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (6)	Ratings (4)	Value

	Building Products – 1.7%

$2,016	Gates Global LLC, Term Loan, (DD1)	4.250%	7/06/21	B+	$2,020,115

16,900	Quikrete Holdings, Inc., Initial Term Loan, First Lien, (DD1)	4.000%	11/15/23	BB–	17,090,125
18,916	Total Building Products				19,110,240

	Capital Markets – 0.3%

2,743	Thomson Reuters IP & S, Term Loan B	4.750%	10/03/23	BB–	2,780,157

	Chemicals – 1.5%

994	Avantor Performance Materials, Incremental Term Loan B, (DD1)	6.000%	6/21/22	B1	1,007,583

365	Ineos US Finance LLC, Term Loan B, First Lien	4.250%	3/31/22	BB–	369,185

1,681	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB–	1,687,418

529	Platform Specialty Products Corporation, Term Loan B4	5.000%	6/07/23	BB–	536,351

3,589	Mineral Technologies, Inc., Term Loan B2	4.750%	5/07/21	BB+	3,633,537

1,241	OM Group, Inc., Dollar Term Loan B, First Lien	7.000%	10/28/21	Ba3	1,245,254

1,493	PQ Corporation, First Amendment, Tranche B1, Term Loan	5.250%	11/04/22	B+	1,508,900

7,222	Univar, Inc., Term Loan B, First Lien	4.250%	7/01/22	BB–	7,281,730
17,114	Total Chemicals				17,269,958

	Commercial Services & Supplies – 2.0%

1,982	Acosta, Inc., Term Loan B	4.250%	9/26/21	B1	1,936,103

2,570	ADS Waste Holdings, Inc., Term Loan B, First Lien, (DD1)	3.500%	11/10/23	BB	2,596,981

290	Education Management LLC, Tranche A, Term Loan	5.500%	7/02/20	N/R	72,906

542	Education Management LLC, Tranche B, Term Loan	8.500%	7/02/20	N/R	26,547

1,990	West Corporation, Refinanced Term Loan B12	3.270%	6/17/23	BB–	1,996,650

1,111	Skillsoft Corporation, Initial Term Loan, First Lien, (DD1)	5.837%	4/28/21	B–	1,018,750

417	iQor US, Inc., Term Loan, Second Lien	9.750%	4/01/22	CCC+	363,195

4,521	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	4,332,913

1,489	KAR Auction Services, Inc., Term Loan B3, First Lien	4.500%	3/09/23	BB–	1,511,305

3,092	Monitronics International, Inc., Term Loan B2, First Lien, (DD1)	6.500%	9/30/22	B2	3,128,006

2,982	Protection One, Inc., Term Loan, First Lien	4.250%	5/02/22	BB–	3,031,925

1,958	Waste Industries USA, Inc., Term Loan B, First Lien	3.520%	2/27/20	BB–	1,966,483
22,944	Total Commercial Services & Supplies				21,981,764

	Communications Equipment – 1.2%

3,822	Avaya, Inc., Term Loan B7, (DD1)	6.250%	5/29/20	B2	3,327,469

5,405	Avaya, Inc., Term Loan B6	6.500%	3/31/18	B2	4,727,608

3,998	Avaya, Inc., Term Loan B3	5.390%	10/26/17	B2	3,511,120

2,374	Riverbed Technology, Inc., Term Loan B, First Lien, (DD1)	4.250%	4/24/22	B+	2,390,738
15,599	Total Communications Equipment				13,956,935

	Construction & Engineering – 0.0%

376	Aecom Technology Corporation, Term Loan B	3.770%	10/17/21	BBB–	378,641

NUVEEN	15

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	December 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (6)	Ratings (4)	Value

	Consumer Finance – 2.2%

$4,865	First Data Corporation, New Dollar Term Loan, (DD1)	3.756%	7/08/22	BB	$4,924,360

19,445	First Data Corporation, Term Loan, First Lien, (DD1)	3.756%	3/24/21	BB	19,659,840
24,310	Total Consumer Finance				24,584,200

	Containers & Packaging – 1.4%

1,714	Berry Plastics Holding Corporation, Term Loan H	3.750%	10/01/22	BB	1,731,844

14,115	Reynolds Group Holdings, Inc., Term Loan, First Lien, (DD1)	4.250%	2/06/23	B+	14,286,622
15,829	Total Containers & Packaging				16,018,466

	Diversified Consumer Services – 1.3%

9,205	Cengage Learning Acquisitions, Inc., Term Loan B, (DD1)	5.250%	6/07/23	BB–	8,959,139

712	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	BB–	714,159

227	Hilton Hotels Corporation, Term Loan B1	3.500%	10/26/20	BBB–	229,018

5,179	Hilton Hotels Corporation, Series B2, Term Loan, (DD1)	3.256%	10/25/23	BBB–	5,245,074
15,323	Total Diversified Consumer Services				15,147,390

	Diversified Financial Services – 0.8%

2,742	Altisource Solutions S.A R.L., Term Loan B	4.500%	12/09/20	BB–	2,714,558

1,787	MGM Growth Properties, Term Loan B	3.520%	4/25/23	BB+	1,802,411

3,500	Ocwen Financial Corporation, Term Loan B, First Lien, (DD1)	6.000%	12/05/20	BB–	3,545,210

423	WideOpenWest Finance LLC, New Term Loan B	4.500%	8/18/23	B1	426,233
8,452	Total Diversified Financial Services				8,488,412

	Diversified Telecommunication Services – 4.0%

1,535	Cincinnati Bell, Inc., Tranche B, Term Loan, (DD1)	4.000%	9/10/20	BB–	1,542,699

998	DTI Holdings, Inc., Term Loan B, First Lien	0.000%	10/02/23	B	985,447

5,300	Greeneden U.S. Holdings II LLC, Term Loan B, (DD1)	6.250%	11/17/23	B2	5,380,602

30,714	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan, (DD1)	3.750%	6/30/19	B1	29,786,625

2,363	Presidio, Inc., Refinancing Term Loan, First Lien	5.250%	2/02/22	B1	2,381,517

499	Windstream Corporation, Term Loan B6	4.750%	3/29/21	BB+	502,023

1,500	Windstream Corporation, Delayed Term Loan B6, (WI/DD)	TBD	TBD	BB+	1,509,845

3,100	Ziggo N.V., Term Loan D, First Lien, (DD1)	3.704%	8/31/24	BB+	3,122,419
46,009	Total Diversified Telecommunication Services				45,211,177

	Electric Utilities – 1.8%

954	EFS Cogen Holdings LLC, Term Loan B	4.500%	6/28/23	BB	964,690

9,762	Energy Future Intermediate Holding Company, DIP Term Loan, (DD1)	4.250%	6/30/17	N/R	9,838,096

5,456	Texas Competitive Electric Holdings LLC, Exit Term Loan B, (DD1)	5.000%	8/04/23	BB+	5,506,862

1,244	Texas Competitive Electric Holdings LLC, Exit Term Loan C, (DD1)	5.000%	8/04/23	BB+	1,261,009

3,000	Vistra Operations Co., Incremental Term Loan	4.000%	12/14/23	BB+	3,041,250
20,416	Total Electric Utilities				20,611,907

	Electrical Equipment – 0.1%

1,122	MTS Systems, Term Loan B	5.000%	7/05/23	BB–	1,143,930

16	NUVEEN

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (6)	Ratings (4)	Value

	Electronic Equipment, Instruments & Components – 0.2%

$2,737	TTM Technologies, Inc., New Term Loan, (DD1)	5.107%	5/31/21	BB–	$2,778,296

	Energy Equipment & Services – 0.5%

1,472	C&J Holding Co., Term Loan B1, (7)	0.000%	3/24/20	N/R	1,689,898

593	Dynamic Energy Services International LLC, Term Loan	11.000%	3/06/18	N/R	281,612

3,116	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	Caa2	2,040,817

1,845	Seventy Seven Operating LLC, Term Loan B, (DD1)	3.887%	6/25/20	B	1,826,427
7,026	Total Energy Equipment & Services				5,838,754

	Equity Real Estate Investment Trusts – 1.5%

7,462	Communications Sales & Leasing, Inc., Term Loan B, (DD1)	4.500%	10/24/22	BB+	7,558,582

902	Realogy Corporation, Term Loan B, First Lien	3.770%	7/20/22	BB+	917,438

9,310	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien, (DD1)	4.750%	12/18/20	B	8,853,697
17,674	Total Equity Real Estate Investment Trusts				17,329,717

	Food & Staples Retailing – 4.4%

24,722	Albertson’s LLC, Term Loan B4	3.770%	8/25/21	Ba2	24,471,211

900	Albertson’s LLC, Term Loan B4, (WI/DD)	TBD	TBD	Ba2	911,320

1,243	Albertson’s LLC, Term Loan B6, (WI/DD)	TBD	TBD	BB	1,262,499

3,342	Albertson’s LLC, Term Loan B6, (DD1)	4.750%	6/22/23	BB	3,371,871

1,758	BJ’s Wholesale Club, Inc., Replacement Loan, First Lien, (DD1)	4.500%	9/26/19	B–	1,776,436

1,493	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	1,514,315

1,945	Del Monte Foods Company, Term Loan, First Lien	4.250%	2/18/21	B–	1,791,020

1,873	Focus Brands, Inc., Term Loan, First Lien	5.000%	10/05/23	B	1,905,727

3,750	Rite Aid Corporation, Tranche 1, Term Loan, Second Lien	5.750%	8/21/20	BB	3,772,853

3,600	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien, (DD1)	4.875%	6/21/21	BB	3,617,626

2,750	Save-A-Lot, Term Loan B, (DD1)	7.000%	12/02/23	B	2,741,406

2,479	Supervalu, Inc., New Term Loan B, (DD1)	5.500%	3/21/19	BB	2,500,317
49,855	Total Food & Staples Retailing				49,636,601

	Food Products – 2.6%

3,000	Chobani LLC, Term Loan B, First Lien	5.250%	10/09/23	Ba3	3,030,000

2,438	Hearthside Group Holdings, Term Loan, First Lien	4.500%	6/02/21	B1	2,455,781

3,744	Jacobs Douwe Egberts, Term Loan B, (DD1)	3.250%	7/04/22	BB	3,766,116

1,950	Keurig Green Mountain, Inc., Term Loan A, First Lien	2.563%	3/03/21	BB	1,946,344

1,019	Keurig Green Mountain, Inc., Term Loan B, First Lien, (DD1)	5.294%	3/03/23	BB	1,036,722

474	Pinnacle Foods Finance LLC, Term Loan H	3.250%	4/29/20	BB+	478,026

15,484	US Foods, Inc., Term Loan B, (DD1)	3.770%	6/27/23	BB–	15,652,811

1,213	Wilton Products, Inc., Tranche B, Term Loan	8.500%	8/30/18	CCC+	1,154,705
29,322	Total Food Products				29,520,505

NUVEEN	17

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	December 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (6)	Ratings (4)	Value

	Health Care Equipment & Supplies – 1.4%

$499	Alere, Inc., Term Loan B	4.250%	6/20/22	BB–	$498,984

1,273	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	1,242,390

1,945	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/09/19	B–	1,619,451

1,322	ConvaTec, Inc., Term Loan B	3.270%	10/14/23	BB	1,331,891

1,975	Greatbatch, Inc., Term Loan B	5.250%	10/27/22	B	1,985,394

6,924	Acelity, Term Loan F	5.000%	8/03/18	Ba3	6,953,033

2,562	Sterigenics International, Inc., Term Loan B	4.250%	5/16/22	B1	2,579,599
16,500	Total Health Care Equipment & Supplies				16,210,742

	Health Care Providers & Services – 3.8%

1,940	Acadia Healthcare, Inc., Term Loan B, First Lien, (DD1)	3.756%	2/11/22	Ba2	1,952,470

1,586	Healogics, Inc., Term Loan, First Lien	5.250%	7/01/21	B	1,463,459

4,167	Community Health Systems, Inc., Term Loan A	3.424%	1/25/19	BB–	4,119,792

1,245	Community Health Systems, Inc., Term Loan G	3.750%	12/31/19	BB–	1,208,907

1,302	Community Health Systems, Inc., Term Loan H, (DD1)	4.000%	1/27/21	BB–	1,261,320

3,867	Community Health Systems, Inc., Term Loan F	4.175%	12/31/18	BB–	3,812,258

2,029	DJO Finance LLC, Term Loan B, First Lien	4.250%	6/08/20	B+	1,949,917

3,000	Envision Healthcare Corporation, Term Loan B, First Lien	4.000%	12/01/23	BB–	3,028,125

4,353	HCA, Inc., Term Loan B7, First Lien, (DD1)	3.520%	2/15/24	BBB–	4,405,014

2,500	Healogics, Inc., Term Loan, Second Lien	9.000%	7/01/22	CCC+	1,500,000

2,000	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/21/19	CCC	1,965,000

2,703	IASIS Healthcare LLC, Term Loan B2, First Lien, (DD1)	4.500%	5/03/18	Ba3	2,686,074

1,489	MultiPlan, Inc., Term Loan B, (DD1)	5.000%	6/07/23	B+	1,517,634

3,327	Millennium Laboratories, Inc., Term Loan B, First Lien	7.500%	12/21/20	CCC+	1,680,302

2,074	Quorum Health Corp., Term Loan B	6.750%	4/29/22	B1	2,028,056

1,580	Select Medical Corporation, Term Loan E, Tranche B, First Lien, (DD1)	6.000%	6/01/18	Ba2	1,608,375

1,538	Select Medical Corporation, Term Loan F, First Lien, (DD1)	6.001%	3/03/21	Ba2	1,569,227

983	Surgical Care Affiliates LLC, Incremental Term Loan B	3.750%	3/17/22	B+	990,316

2,475	Team Health, Inc., Term Loan B	3.770%	11/23/22	Ba2	2,480,616

623	U.S. Renal Care, Inc., Term Loan, First Lien	5.250%	12/30/22	B1	585,245

880	Vizient, Inc., Term Loan B	5.000%	2/13/23	B+	894,883
45,661	Total Health Care Providers & Services				42,706,990

	Health Care Technology – 0.4%

2,231	Catalent Pharma Solutions, Inc., Term Loan B, (DD1)	3.750%	5/20/21	BB	2,250,525

2,000	Press Ganey Holdings, Inc., Term Loan, First Lien	4.250%	10/23/23	B	2,016,876
4,231	Total Health Care Technology				4,267,401

	Hotels, Restaurants & Leisure – 2.2%

2,804	Boyd Gaming Corporation, New Term Loan, (DD1)	0.000%	9/15/23	BB+	2,835,337

1,014	Boyd Gaming Corporation, Term Loan B	0.000%	8/14/20	BB+	1,022,579

18	NUVEEN

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (6)	Ratings (4)	Value

	Hotels, Restaurants & Leisure (continued)

$3,018	CityCenter Holdings LLC, Term Loan, (DD1)	4.250%	10/16/20	BB	$3,052,999

2,178	Intrawest Resorts Holdings, Inc., Term Loan B, Second Lien, (DD1)	4.500%	12/09/20	B+	2,210,395

2,562	Life Time Fitness, Inc., Term Loan B, (DD1)	4.250%	6/10/22	BB–	2,577,372

1,182	Burger King Corporation, Term Loan B	3.750%	12/10/21	Ba3	1,193,603

8,344	Scientific Games Corporation, Term Loan B2, (DD1)	5.828%	10/01/21	Ba3	8,455,386

3,047	Scientific Games Corporation, Term Loan, (DD1)	6.000%	10/18/20	Ba3	3,091,896
24,149	Total Hotels, Restaurants & Leisure				24,439,567

	Household Products – 0.5%

2,993	Revlon Consumer Products Corporation, Term Loan B, First Lien	4.307%	9/07/23	Ba3	3,024,669

2,867	Spectrum Brands, Inc., Term Loan B, First Lien, (DD1)	3.330%	6/23/22	BB+	2,903,170
5,860	Total Household Products				5,927,839

	Independent Power & Renewable Electricity Producers – 0.6%

3,500	Calpine Corporation, Term Loan B1, First Lien	2.520%	11/30/17	BB	3,506,563

399	Calpine Corporation, Term Loan B7, (WI/DD)	TBD	TBD	BB	401,312

3,100	Dynegy, Inc., Term Loan B, (DD1)	5.000%	6/27/23	BB	3,143,180
6,999	Total Independent Power & Renewable Electricity Producers				7,051,055

	Industrial Conglomerates – 0.2%

1,805	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.750%	11/26/20	B	1,795,109

	Insurance – 1.0%

1,981	Acrisure LLC, Term Loan, First Lien	5.750%	11/22/23	B	1,993,688

976	Alliant Holdings I LLC, Initial Term Loan B, First Lien	4.753%	8/12/22	B	980,828

2,970	Assured Partners, Inc., Refinancing Term Loan, First Lien	5.250%	10/21/22	B+	3,019,287

5,777	Hub International Holdings, Inc., Initial Term Loan, (DD1)	4.000%	10/02/20	Ba3	5,814,443
11,704	Total Insurance				11,808,246

	Internet and Direct Marketing Retail – 0.5%

5,462	Travelport LLC, Term Loan B, (DD1)	5.000%	9/02/21	B+	5,516,563

	Internet Software & Services – 2.1%

6,700	Ancestry.com, Inc., Term Loan B, First Lien, (DD1)	5.250%	10/19/23	B1	6,755,610

3,450	Rackspace Hosting, Inc., Term Loan B, First Lien, (DD1)	4.500%	11/03/23	BB+	3,494,850

1,613	Sabre Inc., Term Loan B2	4.500%	2/19/19	Ba2	1,627,570

1,807	Sabre, Inc., Term Loan B	4.000%	2/19/19	Ba2	1,826,449

63	Sabre Inc., Term Loan C	4.000%	2/19/18	Ba2	62,797

1,978	SkillSoft Corporation, Term Loan, Second Lien	9.337%	4/28/22	CCC	1,491,587

7,383	Tibco Software, Inc., Term Loan B, (DD1)	6.500%	12/04/20	B1	7,423,028

750	Vertafore, Inc., Term Loan, First Lien	0.000%	6/17/23	B–	746,465
23,744	Total Internet Software & Services				23,428,356

NUVEEN	19

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	December 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (6)	Ratings (4)	Value

	IT Services – 0.5%

$1,310	Conduent, Inc., Term Loan B, (DD1)	6.250%	11/18/23	BB+	$1,328,513

930	EIG Investors Corp., Term Loan, First Lien	6.480%	11/09/19	B+	928,874

1,721	Engility Corporation, Term Loan B2, (DD1)	5.839%	8/14/23	BB–	1,748,758

1,592	WEX, Inc., Term Loan B, (DD1)	4.270%	6/30/23	BB–	1,615,423
5,553	Total IT Services				5,621,568

	Leisure Products – 1.3%

3,211	24 Hour Fitness Worldwide, Inc., Term Loan B, (DD1)	4.750%	5/28/21	Ba3	3,194,578

3,856	Academy, Ltd., Term Loan B, (DD1)	5.000%	7/01/22	B2	3,574,813

2,557	Equinox Holdings, Inc., New Initial Term Loan B	5.000%	1/31/20	B+	2,581,006

2,707	Four Seasons Holdings, Inc., Term Loan B	3.750%	11/30/23	BB	2,740,274

2,431	Planet Fitness Holdings, LLC 2016 Term Loan, First Lien, (DD1)	4.250%	3/31/21	B1	2,458,493
14,762	Total Leisure Products				14,549,164

	Life Sciences Tools & Services – 0.4%

4,200	Inventiv Health, Inc., Term Loan B, (DD1)	4.750%	11/09/23	B	4,215,095

	Machinery – 1.3%

7,107	Rexnord LLC. Term Loan B, First Lien, (DD1)	3.750%	8/21/23	BB–	7,148,940

2,494	Safway Group Holdings LLC, Initial Term Loan, First Lien, (DD1)	5.750%	8/21/23	B+	2,536,351

3,816	SIG Combibloc, Term Loan B, First Lien	4.000%	3/11/22	N/R	3,843,271

1,617	TNT Crane and Rigging Inc., Initial Term Loan, First Lien	5.500%	11/27/20	B3	1,398,384
15,034	Total Machinery				14,926,946

	Marine – 0.1%

1,203	American Commercial Lines LLC, Term Loan B, First Lien	9.750%	11/12/20	B	1,142,969

	Media – 8.2%

985	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.250%	7/23/21	B1	988,088

1,180	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	1,156,628

781	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	Caa1	769,999

987	Affinion Group Holdings, Inc., Term Loan, First Lien	6.750%	4/30/18	B1	983,093

6,118	Cequel Communications LLC, Term Loan B, (DD1)	3.882%	1/15/25	BB–	6,198,607

2,438	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	B1	2,132,813

1,000	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	Caa1	725,000

2,817	CBS Radio, Inc., Term Loan B, First Lien, (DD1)	4.500%	10/17/23	BB–	2,852,176

3,185	Charter Communications Operating Holdings LLC, Term Loan I, First Lien, (DD1)	3.005%	1/15/24	BBB–	3,212,869

4,350	Clear Channel Communications, Inc., Term Loan E	8.270%	7/30/19	Caa1	3,577,875

20,349	Clear Channel Communications, Inc., Tranche D, Term Loan, (DD1)	7.520%	1/30/19	Caa1	16,601,524

10,417	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B3	6,858,208

4,517	Emerald Expositions Holdings, Inc., Term Loan, First Lien	4.750%	6/17/20	BB–	4,550,868

3,000	Entercom Communications, Inc., Term Loan B	4.500%	11/01/23	BB–	3,038,625

1,343	Getty Images, Inc., Term Loan B, First Lien	4.750%	10/18/19	B3	1,176,808

20	NUVEEN

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (6)	Ratings (4)	Value

	Media (continued)

$890	Gray Television, Inc., Initial Term Loan	3.938%	6/13/21	BB	$900,650

2,050	IMG Worldwide, Inc., First Lien, (DD1)	5.250%	5/06/21	B+	2,077,683

5,000	Lions Gate Entertainment Corporation, Term Loan B, (DD1)	3.750%	12/08/23	BB–	5,036,690

5,426	McGraw-Hill Education Holdings LLC, Term Loan B, (DD1)	5.000%	5/02/22	Ba3	5,437,272

802	Nexstar Broadcasting Group, Term Loan B, First Lien, (WI/DD)	TBD	TBD	BB+	809,407

1,115	Nexstar Broadcasting, Inc., Term Loan B2, First Lien, (WI/DD)	TBD	TBD	BB+	1,127,143

983	Nexstar Broadcasting, Inc., Term Loan B2, First Lien, (WI/DD)	TBD	TBD	BB+	993,655

8,998	Nexstar Broadcasting Group, Term Loan B, First Lien, (WI/DD)	TBD	TBD	BB+	9,083,341

3,901	Springer Science & Business Media, Inc., Term Loan B9, First Lien, (DD1)	4.750%	8/14/20	B	3,908,219

5,500	Virgin Media Investment Holdings, Limited Term Loan I, (WI/DD)	TBD	TBD	BB–	5,532,082

3,242	WMG Acquisition Corporation, Term Loan B, First Lien, (DD1)	0.000%	11/1/23	Ba3	3,273,453
101,374	Total Media				93,002,776

	Metals & Mining – 0.6%

1,902	Fairmount Minerals, Ltd. Term Loan B2, First Lien, (DD1)	4.500%	9/05/19	B–	1,853,508

1,277	Fairmount Minerals, Ltd., Term Loan B1, First Lien, (DD1)	4.500%	9/05/19	Caa1	1,224,484

1,274	Fortescue Metals Group, Ltd., Term Loan B, First Lien, (DD1)	3.750%	6/30/19	BBB–	1,278,507

1,983	Signode Industrial Group US, Inc., Term Loan B, First Lien	4.000%	5/01/21	B1	1,992,010
6,436	Total Metals & Mining				6,348,509

	Multiline Retail – 1.5%

2,150	Bass Pro Group LLC, Sale Facility, Term Loan, First Lien, (DD1)	5.720%	5/15/18	B+	2,155,375

2,948	Bass Pro Group LLC, Term Loan B, First Lien	4.000%	6/05/20	B+	2,941,360

4,500	Bass Pro Group LLC, Term Loan B	5.970%	4/01/24	B+	4,466,651

2,978	Belk, Inc., Term Loan B, First Lien	5.750%	12/12/22	B	2,580,501

736	Dollar Tree, Inc., Term Loan B, First Lien	3.250%	7/06/22	BBB–	744,034

1,950	Dollar Tree, Inc., Term Loan B2	4.250%	7/06/22	BBB–	1,973,156

1,482	Hudson’s Bay Company, Term Loan B, First Lien, (DD1)	4.250%	9/30/22	BB	1,496,387
16,744	Total Multiline Retail				16,357,464

	Oil, Gas & Consumable Fuels – 4.0%

3,035	C&J Holding Co., Term Loan B2, (7)	0.000%	3/24/22	N/R	3,467,933

10,000	Chesapeake Energy Corporation, Term Loan	8.500%	8/23/21	B	10,920,830

477	Crestwood Holdings LLC, Term Loan B	9.000%	6/19/19	B3	469,133

231	Energy and Exploration Partners, Term Loan, Second Lien	5.000%	5/13/22	N/R	127,020

3,825	EP Energy LLC, Term Loan B, (DD1)	9.750%	6/30/21	B–	4,011,879

1,764	Fieldwood Energy LLC, Term Loan, First Lien, (DD1)	3.875%	10/01/18	B2	1,684,183

4,170	Fieldwood Energy LLC, Term Loan, First Lien, (DD1)	8.000%	8/31/20	B2	4,002,875

1,074	Fieldwood Energy LLC, Term Loan, Second Lien, (DD1)	8.375%	9/30/20	CCC–	768,080

2,541	Fieldwood Energy LLC, Term Loan, Second Lien, (DD1)	8.375%	9/30/20	B–	2,198,084

5,988	Harvey Gulf International Marine, Inc., Term Loan B	5.470%	6/18/20	CCC+	4,725,585

NUVEEN	21

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	December 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (6)	Ratings (4)	Value

	Oil, Gas & Consumable Fuels (continued)

$11,314	Peabody Energy Corporation, Term Loan B, (WI/DD)	TBD	TBD	C	$11,092,912

3,029	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	CCC+	2,094,878

59	Southcross Holdings Borrower L.P., Term Loan B, First Lien	3.500%	4/13/23	CCC+	45,812
47,507	Total Oil, Gas & Consumable Fuels				45,609,204

	Personal Products – 0.4%

4,489	Coty, Inc., Term Loan B	3.092%	10/27/22	BBB–	4,539,248

	Pharmaceuticals – 1.2%

1,463	Patheon, Inc., Term Loan B	4.250%	3/11/21	B	1,474,231

9,400	Pharmaceutical Product Development, Inc., Term Loan B, First Lien, (DD1)	4.250%	8/18/22	B1	9,506,032

374	Valeant Pharmaceuticals International, Inc., Series E1, Tranche B Term Loan	5.250%	8/05/20	BB–	373,997

1,928	Valeant Pharmaceuticals International, Inc., Series D2, Tranche B Term Loan	5.000%	2/13/19	BB–	1,928,179
13,165	Total Pharmaceuticals				13,282,439

	Professional Services – 0.8%

2,451	Ceridian Corporation, Term Loan B2, (DD1)	4.500%	9/15/20	Ba3	2,428,829

4,273	Nielsen Finance LLC, Term Loan B3, First Lien	3.154%	10/04/23	BBB–	4,316,699

1,988	On Assignment, Inc., Term Loan B	3.520%	6/03/22	BB	2,013,970
8,712	Total Professional Services				8,759,498

	Real Estate Management & Development – 0.4%

4,854	Capital Automotive LP, Term Loan, Second Lien, (DD1)	6.000%	4/30/20	B1	4,905,669

	Road & Rail – 0.1%

1,485	Quality Distribution, Term Loan, First Lien	5.750%	8/18/22	B2	1,425,600

	Semiconductors & Semiconductor Equipment – 3.0%

10,506	Avago Technologies, Term Loan B3, (DD1)	3.704%	2/01/23	BBB	10,666,511

2,095	Cavium, Inc. Initial Term B Loan, (DD1)	3.750%	8/16/22	BB	2,118,516

968	Cypress Semiconductor Corp, Term Loan B	6.500%	7/05/21	BB	985,862

1,741	Micron Technology, Inc., Term Loan B, First Lien	4.520%	4/26/22	Baa2	1,771,069

2,481	Microsemi Corporation, New Term Loan, (DD1)	3.750%	1/15/23	BB	2,509,985

286	NXP Semiconductor LLC, Term Loan D	3.270%	1/11/20	Baa2	287,772

3,690	NXP Semiconductor LLC, Term Loan F, (DD1)	3.270%	12/07/20	Baa2	3,714,573

8,180	On Semiconductor Corp., Term Loan B, First Lien, (DD1)	4.020%	3/31/23	Ba1	8,287,420

3,092	Versum Materials, Inc., Term Loan B, First Lien, (DD1)	3.498%	9/29/23	BB+	3,119,694
33,039	Total Semiconductors & Semiconductor Equipment				33,461,402

	Software – 4.7%

1,683	Applied Systems, Inc., Initial Term Loan, First Lien	4.000%	1/25/21	B+	1,699,213

2,095	Blackboard, Inc., Term Loan B4, (DD1)	6.000%	6/30/21	B1	2,107,189

5,626	BMC Software, Inc., Initial Term Loan, (DD1)	5.000%	9/10/20	B+	5,618,238

6,392	Compuware Corporation, Tranche B2, Term Loan, First Lien, (DD1)	6.250%	12/15/21	B	6,440,556

1,000	Compuware Corporation, Term Loan, Second Lien	9.250%	12/15/22	CCC+	1,005,000

22	NUVEEN

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (6)	Ratings (4)	Value

	Software (continued)

$2,491	Emdeon Business Services LLC, Term Loan B2, (DD1)	3.750%	11/02/18	BB–	$2,498,981

7,626	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5, (DD1)	3.750%	6/03/20	BB	7,641,436

464	Informatica Corp., Term Loan B	4.500%	8/05/22	B+	462,293

5,450	Kronos Incorporated, Term Loan B, First Lien, (DD1)	5.000%	11/01/23	B	5,507,225

1,020	Micro Focus International PLC, Term Loan C	4.520%	11/20/19	BB–	1,032,567

694	Micro Focus International PLC, Term Loan B	4.520%	11/19/21	BB–	702,556

3,190	Misys PLC, Term Loan B, First Lien, (DD1)	5.000%	12/12/18	B+	3,213,618

1,600	Vertiv Co., Term Loan B, (DD1)	6.000%	11/30/23	Ba3	1,616,000

2,100	RP Crown Parent LLC, Term Loan B, First Lien, (DD1)	4.500%	10/12/23	B1	2,114,219

5,446	Ellucian, Term Loan B, First Lien, (DD1)	4.750%	9/30/22	B	5,495,187

2,754	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B1, (DD1)	4.001%	7/08/22	BB+	2,793,122

281	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B2, (DD1)	4.002%	7/08/22	BB+	285,230

3,092	Uber Technologies, Inc., Term Loan B, First Lien, (DD1)	5.000%	7/13/23	N/R	3,115,828
53,004	Total Software				53,348,458

	Specialty Retail – 1.7%

8,666	Gardner Denver, Inc., Term Loan, (DD1)	4.558%	7/30/20	B	8,590,412

1,000	Jo-Ann Stores, Inc., Term Loan B	6.256%	10/20/23	B+	1,005,417

1,707	Men’s Wearhouse, Inc., Term Loan, First Lien	5.000%	6/18/21	Ba2	1,694,512

484	Michaels Stores, Inc., Term Loan B1, First Lien	3.750%	1/30/23	BB	489,160

5,661	Petco Animal Supplies, Inc. Term Loan B1	5.000%	1/26/23	B1	5,711,636

1,496	Petsmart Inc., Term Loan B, First Lien	4.000%	3/11/22	BB–	1,503,598
19,014	Total Specialty Retail				18,994,735

	Technology Hardware, Storage & Peripherals – 4.6%

2,095	Coinstar, Inc., Term Loan, First Lien, (DD1)	5.250%	9/27/23	B1	2,122,679

6,081	Dell International LLC, Term Loan A1, First Lien	2.770%	12/31/19	BBB–	6,081,555

9,139	Dell International LLC, Term Loan A2, First Lien, (DD1)	3.020%	6/02/21	BBB–	9,133,077

13,500	Dell International LLC, Term Loan A3, First Lien, (DD1)	2.770%	12/31/18	BBB–	13,502,107

13,131	Dell International LLC, Term Loan B, (DD1)	4.020%	9/07/23	BBB–	13,370,253

7,960	Western Digital, Inc., Term Loan B1	4.520%	4/29/23	BBB–	8,080,825
51,906	Total Technology Hardware, Storage & Peripherals				52,290,496

	Textiles, Apparel & Luxury Goods – 0.4%

1,714	G-III Apparel Group, Term Loan B	6.250%	12/01/22	BB	1,711,071

3,193	Gymboree Corporation, Term Loan, (DD1)	5.000%	2/23/18	CCC+	1,717,593

2,073	J Crew Group, Term Loan B, First Lien	4.000%	3/05/21	Caa1	1,171,844
6,980	Total Textiles, Apparel & Luxury Goods				4,600,508

	Trading Companies & Distributors – 0.5%

5,083	HD Supply, Inc., Term Loan B, (DD1)	3.748%	8/13/21	BB–	5,117,070

NUVEEN	23

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	December 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (6)	Ratings (4)	Value

	Wireless Telecommunication Services – 0.7%

$182	Fairpoint Communications, Inc., Term Loan B	7.500%	2/14/19	B	$184,228

2,723	Syniverse Holdings, Inc., Initial Term Loan B, First Lien, (DD1)	4.000%	4/23/19	B	2,396,947

1,401	Syniverse Technologies, Inc., Tranche B, Term Loan	4.000%	4/23/19	B	1,233,766

4,100	UPC Financing Partnership, Term Loan, First Lien, (DD1)	4.080%	8/31/24	BB	4,146,638
8,406	Total Wireless Telecommunication Services				7,961,579
$936,880	Total Variable Rate Senior Loan Interests (cost $922,001,842)				917,627,733
	Total Long-Term Investments (cost $1,077,580,764)				1,049,702,838

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 16.0%

	REPURCHASE AGREEMENTS – 16.0%

$180,693	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/16, repurchase price $180,693,177, collateralized by: $157,890,000 U.S. Treasury Bills, 0.000%, due 6/01/17, value $157,487,381; $26,800,000 U.S. Treasury Notes, 0.500%, due 4/30/17, value $26,819,618	0.030%	1/03/17		$180,692,575
	Total Short-Term Investments (cost $180,692,575)				180,692,575
	Total Investments (cost $1,258,273,339) – 108.9%				1,230,395,413
	Other Assets Less Liabilities – (8.9)%				(100,703,557)
	Net Assets – 100%				$1,129,691,856

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,542,558	$246,099	$720,760	$2,509,417
$25 Par (or similar) Retail Preferred	—	38	—	38
Corporate Bonds	—	129,565,650	—	129,565,650
Variable Rate Senior Loan Interests	—	917,627,733	—	917,627,733
Short-Term Investments:
Repurchase Agreements	—	180,692,575	—	180,692,575
Total	$1,542,558	$1,228,132,095	$720,760	$1,230,395,413

24	NUVEEN

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2016, the cost of investments was $1,261,718,093.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2016, were as follows:

Gross unrealized:
Appreciation	$17,366,822
Depreciation	(48,689,502)
Net unrealized appreciation (depreciation) of investments	$(31,322,680)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(6)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(7)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issuer is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(DD1)	Portion of investment purchased on a delayed delivery basis.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

PIK	All or a portion of this security is payment-in-kind.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

NUVEEN	25

Nuveen Symphony High Yield Bond Fund

Portfolio of Investments	December 31, 2016 (Unaudited)

Shares	Description (1)				Value

	LONG-TERM INVESTMENTS – 89.7%

	COMMON STOCKS – 0.1%

	Oil, Gas & Consumable Fuels – 0.1%

4,335	Cobalt International Energy, Inc., (2)				$5,289
	Total Common Stocks (cost $5,852)				5,289

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CONVERTIBLE BONDS – 0.7%

	Energy Equipment & Services – 0.7%

$130	Hornbeck Offshore Services Inc.	1.500%	9/01/19	CCC	$92,219

	Oil, Gas & Consumable Fuels – 0.0%

100	Energy and Exploration Partners Inc., 144A, (4)	8.000%	7/01/19	N/R	100
$230	Total Convertible Bonds (cost $141,470)				92,319

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 84.7%

	Aerospace & Defense – 0.1%

$15	Sequa Corporation, 144A	7.000%	12/15/17	CC	$8,250

	Auto Components – 0.4%

50	Adient Global Holdings Limited, 144A	4.875%	8/15/26	BB	49,000

	Building Products – 0.2%

30	Builders FirstSource, Inc., 144A	5.625%	9/01/24	B+	30,150

	Chemicals – 1.1%

65	TPC Group Inc., 144A	8.750%	12/15/20	B3	54,925

35	Valvoline Finco Two LLC, 144A	5.500%	7/15/24	BB	36,225

50	Versum Materials, Inc., 144A	5.500%	9/30/24	BB–	51,125
150	Total Chemicals				142,275

	Commercial Services & Supplies – 3.0%

200	Cenveo Corporation, 144A	6.000%	8/01/19	B–	178,500

100	Ritchie Bros. Auctioneers Incorporated, 144A	5.375%	1/15/25	BB–	102,000

100	Tervita Escrow Corporation, 144A	7.625%	12/01/21	B2	102,000
400	Total Commercial Services & Supplies				382,500

	Communications Equipment – 2.2%

235	Avaya Inc., 144A	7.000%	4/01/19	B2	205,624

175	Avaya Inc., 144A	10.500%	3/01/21	CCC–	75,250
410	Total Communications Equipment				280,874

26	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Construction & Engineering – 1.0%

$125	Shea Homes LP, 144A	5.875%	4/01/23	BB–	$121,875

	Construction Materials – 1.2%

150	Norbord Inc., 144A	6.250%	4/15/23	Ba2	155,250

	Consumer Finance – 0.8%

75	First Data Corporation, 144A	7.000%	12/01/23	B	79,875

25	First Data Corporation, 144A	5.000%	1/15/24	BB	25,133
100	Total Consumer Finance				105,008

	Containers & Packaging – 3.5%

90	Ardagh Packaging Finance PLC and Ardagh MP Holdings USA, Inc., 144A	4.625%	5/15/23	Ba3	88,875

75	Cascades Inc., 144A	5.500%	7/15/22	BB–	76,125

35	Graphic Packaging International, Inc.	4.125%	8/15/24	BB+	33,425

90	Reynolds Group, 144A	5.125%	7/15/23	B+	91,463

150	Sealed Air Corporation, 144A	5.500%	9/15/25	BB	154,875
440	Total Containers & Packaging				444,763

	Diversified Consumer Services – 1.8%

150	Ahern Rentals Inc., 144A	7.375%	5/15/23	B–	126,000

100	Laureate Education, Inc., 144A	9.250%	9/01/19	CCC	102,125
250	Total Diversified Consumer Services				228,125

	Diversified Financial Services – 0.6%

75	MSCI Inc., 144A	4.750%	8/01/26	BB+	74,344

	Diversified Telecommunication Services – 2.4%

78	Inelsat Connect Finance SA, 144A	12.500%	4/01/22	CC	48,032

58	IntelSat Limited	7.750%	6/01/21	Ca	18,995

300	IntelSat Limited	8.125%	6/01/23	Ca	93,750

150	Level 3 Financing Inc.	5.125%	5/01/23	BB	150,562
586	Total Diversified Telecommunication Services				311,339

	Energy Equipment & Services – 0.8%

100	Nabors Industries Inc., 144A	5.500%	1/15/23	BBB–	104,125

	Equity Real Estate Investment Trusts – 2.9%

150	Communications Sales & Leasing Inc., 144A	6.000%	4/15/23	BB+	154,874

75	Gaming and Leisure Products Inc., GLP Capital LP Financing II Inc.	5.375%	4/15/26	BB+	78,218

50	iStar Inc.	5.000%	7/01/19	B+	50,188

100	Walter Investment Management Corporation	7.875%	12/15/21	CCC+	80,875
375	Total Equity Real Estate Investment Trusts				364,155

	Food & Staples Retailing – 2.2%

50	Albertsons Cos LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC, 144A	6.625%	6/15/24	B+	52,125

65	Performance Food Group, Incorporated, 144A	5.500%	6/01/24	BB–	65,488

NUVEEN	27

Nuveen Symphony High Yield Bond Fund (continued)

Portfolio of Investments	December 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Food & Staples Retailing (continued)

$150	Rite Aid Corporation, 144A	6.125%	4/01/23	B	$161,250
265	Total Food & Staples Retailing				278,863

	Food Products – 2.9%

100	AdvancePierre Foods Holdings, Inc., 144A	5.500%	12/15/24	B–	100,937

50	Pinnacle Foods Finance LLC	5.875%	1/15/24	B+	53,000

50	Treehouse Foods Inc., 144A	6.000%	2/15/24	BB	52,375

150	WhiteWave Foods Company	5.375%	10/01/22	BB–	164,250
350	Total Food Products				370,562

	Health Care Equipment & Supplies – 0.4%

50	AMN Healthcare, Inc., 144A	5.125%	10/01/24	Ba3	49,875

	Health Care Providers & Services – 5.1%

50	Centene Corporation	5.625%	2/15/21	BB	52,570

150	DJO Finco Inc. / DJO Finance LLC / DJO Finance Corporation, 144A	8.125%	6/15/21	CCC	130,125

75	HCA Inc.	5.875%	2/15/26	BB	77,250

50	HCA Inc.	5.250%	6/15/26	BBB–	51,688

100	HealthSouth Corporation	5.750%	11/01/24	B+	101,250

100	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	87,000

150	Surgical Care Affiliates Inc., 144A	6.000%	4/01/23	B–	154,874
675	Total Health Care Providers & Services				654,757

	Hotels, Restaurants & Leisure – 4.8%

37	Boyd Gaming Corporation, 144A	6.375%	4/01/26	B+	39,849

20	Hilton Domestic Operating Company Inc., 144A	4.250%	9/01/24	BB+	19,400

150	Interval Acquisition Corporation	5.625%	4/15/23	BB–	153,000

65	KFC Holding Co/ Pizza Hut Holdings LLC/ Taco Bell of America LLC, 144A	5.000%	6/01/24	BB	66,381

75	MGP Escrow Issuer LLC, 144A	5.625%	5/01/24	BB–	78,563

250	Scientific Games International Inc.	10.000%	12/01/22	B–	248,749
597	Total Hotels, Restaurants & Leisure				605,942

	Household Durables – 1.2%

150	Tempur Sealy International, Inc.	5.500%	6/15/26	BB	150,750

	Internet and Direct Marketing Retail – 0.8%

100	Netflix Incorporated	5.500%	2/15/22	B+	107,750

	Internet Software & Services – 1.7%

63	Match Group Inc.	6.375%	6/01/24	BB–	66,465

150	Sabre GLBL Inc.	5.375%	4/15/23	Ba2	153,000
213	Total Internet Software & Services				219,465

	Machinery – 1.2%

150	Cleaver-Brooks Inc., 144A	8.750%	12/15/19	B	156,188

28	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Media – 9.9%

$150	Altice US Finance I Corporation, 144A	5.375%	7/15/23	BB–	$155,624

150	Cable One Inc., 144A	5.750%	6/15/22	BB	154,500

150	CCO Holdings LLC Finance Corporation, 144A	5.750%	2/15/26	BB+	155,250

432	Clear Channel Communications, Inc., PIK	14.000%	2/01/21	CC	164,741

150	Dish DBS Corporation	5.000%	3/15/23	Ba3	149,250

15	Dish DBS Corporation	7.750%	7/01/26	Ba3	16,913

35	Gray Television Inc., 144A	5.125%	10/15/24	B+	33,863

50	Lamar Media Corporation	5.750%	2/01/26	Ba1	52,625

50	LIN Television Corporation	5.875%	11/15/22	B+	50,875

35	Nexstar Escrow Corporation, 144A	5.625%	8/01/24	B+	34,738

50	Sinclair Television Group, 144A	5.875%	3/15/26	B+	50,125

35	Sinclair Television Group, 144A	5.125%	2/15/27	B+	33,250

60	Sirius XM Radio Inc., 144A	5.375%	4/15/25	BB	59,700

150	Virgin Media Secured Finance, 144A	5.250%	1/15/26	BB+	148,125
1,512	Total Media				1,259,579

	Metals & Mining – 1.5%

75	Cliffs Natural Resources Inc., 144A	8.250%	3/31/20	B	82,125

100	Hudbay Minerals, Inc., 144A	7.250%	1/15/23	B	103,500
175	Total Metals & Mining				185,625

	Mortgage Real Estate Investment Trusts – 0.4%

50	Starwood Property Trust, 144A	5.000%	12/15/21	BB–	50,670

	Multiline Retail – 1.2%

75	Albertsons Cos LLC/Safeway Inc./New Alberton’s Inc./Albertson’s LLC, 144A	5.750%	3/15/25	B+	74,250

75	Scotts Mircle-Gro Company, 144A	6.000%	10/15/23	B+	79,313
150	Total Multiline Retail				153,563

	Oil, Gas & Consumable Fuels – 12.5%

100	Alta Mesa Holdings Finance, 144A	7.875%	12/15/24	B–	103,500

125	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	111,250

35	Callon Petroleum Company, 144A	6.125%	10/01/24	B+	36,050

72	Cobalt International Energy, Inc., 144A	10.750%	12/01/21	N/R	69,444

85	Cobalt International Energy, Inc., 144A	7.750%	12/01/23	N/R	47,175

100	Denbury Resources Inc.	5.500%	5/01/22	CCC+	87,250

80	Diamondback Energy Inc., 144A	4.750%	11/01/24	BB–	78,400

50	EP Energy LLC and Everest Acquisition Finance, Inc.	6.375%	6/15/23	CCC+	39,500

100	Everest Acquisition LLC Finance	9.375%	5/01/20	CCC+	92,187

100	FTS International Inc., 144A	8.350%	6/15/20	B	100,000

100	Gastar Exploration Inc.	8.625%	5/15/18	Caa3	98,000

117	Halcon Resources Corporation, 144A	12.000%	2/15/22	B–	127,530

NUVEEN	29

Nuveen Symphony High Yield Bond Fund (continued)

Portfolio of Investments	December 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Oil, Gas & Consumable Fuels (continued)

$35	Holly Energy Partners LP, 144A	6.000%	8/01/24	BB	$36,488

50	Murphy Oil Corporation	6.875%	8/15/24	BBB–	53,250

90	Oasis Petroleum Inc.	6.875%	3/15/22	B+	92,250

125	Parsley Energy LLC Finance Corporation, 144A	6.250%	6/01/24	B+	131,537

35	PDC Energy, Inc., 144A	6.125%	9/15/24	B+	35,788

40	Rex Energy Corporation	1.000%	10/01/20	N/R	20,800

120	Sanchez Energy Corporation	6.125%	1/15/23	B–	114,000

15	SM Energy Company	6.750%	9/15/26	B+	15,450

100	Whiting Petroleum Corporation	5.000%	3/15/19	BB–	100,391
1,674	Total Oil, Gas & Consumable Fuels				1,590,240

	Paper & Forest Products – 0.1%

15	Louisiana Pacific Corporation	4.875%	9/15/24	BB	14,550

	Pharmaceuticals – 0.5%

50	Concordia Healthcare Corporation, 144A	9.500%	10/21/22	CCC	17,750

50	Prestige Brands Inc., 144A	6.375%	3/01/24	B	52,500
100	Total Pharmaceuticals				70,250

	Professional Services – 2.2%

125	IHS Markit Limited, 144A	5.000%	11/01/22	BBB	129,688

150	Nielsen Finance LLC Co, 144A	5.000%	4/15/22	BB+	152,625
275	Total Professional Services				282,313

	Semiconductors & Semiconductor Equipment – 1.7%

64	Advanced Micro Devices, Inc.	7.500%	8/15/22	CCC+	69,280

140	Advanced Micro Devices, Inc.	7.000%	7/01/24	CCC+	145,250
204	Total Semiconductors & Semiconductor Equipment				214,530

	Software – 6.1%

500	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	467,186

150	Infor Us Inc.	6.500%	5/15/22	B–	156,000

150	SS&C Technologies Holdings, Inc.	5.875%	7/15/23	B+	155,438
800	Total Software				778,624

	Specialty Retail – 0.3%

45	Penske Automotive Group, Inc.	5.500%	5/15/26	B+	44,438

	Technology Hardware, Storage & Peripherals – 1.6%

125	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A	5.450%	6/15/23	BBB–	132,457

60	Western Digital Corporation, 144A	7.375%	4/01/23	BBB–	66,000
185	Total Technology Hardware, Storage & Peripherals				198,457

	Trading Companies & Distributors – 0.5%

25	BMC East LLC, 144A	5.500%	10/01/24	BB–	24,938

40	HD Supply Inc., 144A	5.750%	4/15/24	B	42,228
65	Total Trading Companies & Distributors				67,166

30	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Transportation Infrastructure – 0.8%

$125	CEVA Group PLC, 144A	7.000%	3/01/21	B2	$100,625

	Wireless Telecommunication Services – 3.1%

30	Hughes Satellite Systems Corporation, 144A	5.250%	8/01/26	BBB–	29,400

150	Sprint Corporation, 144A	7.125%	6/15/24	B+	154,500

100	Syniverse Holdings Inc.	9.125%	1/15/19	CCC+	87,500

125	UPCB Finance Limited, 144A	5.375%	1/15/25	BB	125,937
405	Total Wireless Telecommunication Services				397,337
$11,586	Total Corporate Bonds (cost $11,290,035)				10,804,152

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (6)	Ratings (3)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 4.2% (5)

	Aerospace & Defense – 2.0%

$273	Sequa Corporation. Term Loan	5.250%	6/19/17	CCC–	$261,555

	Communications Equipment – 0.0%

5	Avaya Inc., First Lien Term Loan B7	6.250%	5/29/20	B2	4,313

	Internet Software & Services – 1.2%

147	Tibco Software Inc., Term Loan B	6.500%	12/04/20	B1	148,173

	Textiles, Apparel & Luxury Goods – 1.0%

127	Gymboree Corporation, Term Loan	5.000%	2/23/18	CCC+	68,272

100	J. Crew Group, Inc., First Lien, Term Loan B	4.000%	3/05/21	Caa1	56,397
227	Total Textiles, Apparel & Luxury Goods				124,669
$652	Total Variable Rate Senior Loan Interests (cost $566,908)				538,710
	Total Long-Term Investments (cost $12,004,265)				11,440,470

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 5.0%

	REPURCHASE AGREEMENTS – 5.0%

$630	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/16, repurchase price $630,427, collateralized by $625,000 U.S. Treasury Notes, 0.125%, due 1/15/23, value $647,848	0.030%	1/03/17		$630,425
	Total Short-Term Investments (cost $630,425)				630,425
	Total Investments (cost $12,634,690) – 94.7%				12,070,895
	Other Assets Less Liabilities – 5.3%				681,884
	Net Assets – 100%				$12,752,779

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs

NUVEEN	31

Nuveen Symphony High Yield Bond Fund (continued)

Portfolio of Investments	December 31, 2016 (Unaudited)

reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$5,289	$—	$—	$5,289
Convertible Bonds	—	92,319	—	92,319
Corporate Bonds	—	10,804,152	—	10,804,152
Variable Rate Senior Loan Interests	—	538,710	—	538,710
Short-Term Investments:
Repurchase Agreements	—	630,425	—	630,425
Total	$5,289	$12,065,606	$—	$12,070,895

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2016, the cost of investments was $12,690,231.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2016, were as follows:

Gross unrealized:
Appreciation	$431,615
Depreciation	(1,050,951)
Net unrealized appreciation (depreciation) of investments	$(619,336)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issuer is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(5)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(6)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

PIK	All or a portion of this security is payment-in-kind.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

32	NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: March 1, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: March 1, 2017